Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 609	$ 285	$ 903	$ 499
Disposals	$ 17	$ 2	8	43
Interest costs capitalised			9	4	$ 2
Other direct costs capitalized			$ 26	$ 23
Leasehold interest in land, term of contract			25 years
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lessor, finance lease, term				3 years
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lessor, finance lease, term				5 years
Leasehold interests in land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			$ 0	$ 10
Disposals			$ 0	$ 0
Useful life measured as period of time, property, plant and equipment			50 years